Other Income - Summary of Other Income (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Other Income [Abstract]
Government grant received									$ 1,167
Gain on disposal of an equity-accounted investee										$ 700
Excess provision written back									593	363	$ 167
Net gain on disposal of property, plant and equipment									(406)	(19)	53
Gain on lease modification									1,912
Total	$ 1,417	$ 479	$ 416	$ 1,360	$ 95	$ 781	$ 152	$ 35	$ 3,672	$ 1,063	$ 220